Shareholders' equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 02, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Description of ordinary shares available for issuance		The maximum number of ordinary shares available for issuance under the 2019 Plan is equal to the sum of (i) 560,80754 shares, (ii) any shares subject to awards under the 2011 Plan which will expire or become un-exercisable withou
Weighted-average grant-date fair value of options granted		$ 18.17	$ 25.24	$ 130.95
Aggregate intrinsic value of exercised options		$ 8,146	$ 10,873	$ 142,419
Grant-date fair value of vested options		20,802	$ 23,346	$ 25,536
Total unrecognized compensation cost		$ 112,772
Total unrecognized compensation cost weighted-average period		2 years 2 months 15 days
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Unallocated ordinary shares		1,737,003
Restricted Stock [Member] | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units outstanding		1,476,818
IPO
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	2,300,000
Proceeds from follow-on offering, net	$ 129,853
IPO | Underwriters
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)	300,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of ordinary shares, net of issuance costs (shares)		157,222
Number of ordinary shares reserved and available for grant and issuance		1,004,211
Percentage number of shares available for issuance		1.00%
Percentage of employee salaries to purchase ordinary shares		15.00%
Percentage price of ordinary share purchased of fair market value		85.00%